Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of Material Non-Controlling Interests
Ownership in Lottoitalia at December 31, 2018 and 2017 is as follows:

Name of entity	% Ownership
Lottomatica	61.50%
IGH	32.50%
Arianna 2001 S.p.A.	4.00%
Novomatic Italia S.p.A.	2.00%
At December 31, 2018 our material non-controlling interests were as follows:

Name of subsidiary	% Ownership held by the Company
Lotterie Nazionali S.r.l. ("LN")	64.00%
Northstar New Jersey Lottery Group, LLC ("Northstar NJ")	82.31%
Lottoitalia S.r.l. ("Lottoitalia")	61.50%

Schedule of Concession Payments	The upfront license payments made in 2016 and 2017 were as follows:

Year Paid	€	$
2016	600.0	665.3
2017	170.0	185.4
	770.0	850.7

Summary of Reconciliation of Activity in Redeemable Non-Controlling Interest
The following table reconciles the activity in IGH's redeemable non-controlling interest in 2017:

For the year ended December 31,
($ thousands)	2017
Balance at beginning of year	223,141
Capital contribution	107,457
Income allocated to IGH	65,665
Dividend paid	(7,307)
Return of capital	(32,039)
Balance at end of year	356,917